Revenue - Narrative (Detail)	9 Months Ended
Sep. 30, 2018
Long-term Contract with Customer [Member]
Disaggregation of Revenue [Line Items]
Contract term	1 year
Minimum [Member]
Disaggregation of Revenue [Line Items]
Payment terms	30 days
Maximum [Member]
Disaggregation of Revenue [Line Items]
Payment terms	90 days
Lease Revenue [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	3.00%
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	1.00%
Product [Member] | Sales Revenue, Net [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	89.00%
Service [Member] | Sales Revenue, Net [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	7.00%